              SUPPLEMENT DATED JULY 1, 2009 TO THE CLASS R5 SHARES
          (FORMERLY NAMED CLASS I SHARES) PROSPECTUS DATED MAY 1, 2009
                    OF EACH OF THE FOLLOWING SELIGMAN FUNDS:

          Seligman Common Stock Fund, Inc., Seligman Growth Fund, Inc.,
        Seligman High-Yield Fund, Seligman Income and Growth Fund, Inc., Seligman LaSalle Monthly Dividend Real Estate Fund (a series of Seligman LaSalle
  Real Estate Fund Series, Inc.) and Seligman Smaller-Cap Value Fund (each, a
                     "Fund" and collectively, the "Funds")


The "Other Expenses" of each Fund's Class R5 shares (other than Seligman LaSalle Monthly Dividend Real Estate Fund) in its fees and expense table is adjusted higher by approximately 0.07%. To the extent that a Fund's total annual operating expenses are capped by the Fund's investment manager and/or its affiliates, any increase in the Fund's Other Expenses will not be borne by the Class R5 shareholders for the duration of the commitment to the extent that the Fund's Other Expenses exceed the cap.

The cost examples of each of the following Fund's Class R5 shares are superseded and replaced as follows (unless otherwise indicated):

Class R5 shares                                    1 Year ($)     3 Years ($)    5 Years ($)   10 Years ($)
------------------------------------------------- -------------- -------------- -------------- --------------
Seligman Common Stock Fund, Inc.
(costs if you sell or do not sell your shares
at the end of the period)                              98             291            500           1,103

Seligman Growth Fund, Inc.
(costs if you sell or do not sell your shares
at the end of the period)                              95             281            484           1,067


Seligman High-Yield Fund
(costs if you sell or do not sell your shares
at the end of the period)                              95             281            484           1,067

Seligman Income and Growth Fund, Inc.
(costs if you sell or do not sell your shares
at the end of the period)                              116            347            597           1,312

Seligman Smaller-Cap Value Fund
(costs if you sell or do not sell your shares
at the end of the period)                              129            388            666           1,461


Seligman LaSalle Monthly Dividend Real Estate Fund (costs if you sell or do not sell your shares
at the end of the period)                               *              *             722           1,582

* Indicates no change from prospectus.